As filed with the Securities and Exchange Commission on October 17, 2014

File Nos. 333-189934

811-22867

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 5	☒
And
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 7	☒

COHEN & STEERS MLP &

ENERGY OPPORTUNITY FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne, Esq.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 17th day of October, 2014.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/S/ ADAM M. DERECHIN
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ ADAM M. DERECHIN (ADAM M. DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	October 17, 2014

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA)	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	October 17, 2014

	* (ROBERT H. STEERS)	Chairman and Director	October 17, 2014

By:	/s/ JOSEPH M. HARVEY (JOSEPH M. HARVEY)	Director	October 17, 2014
	* (MICHAEL G. CLARK)	Director	October 17, 2014
	* (BONNIE COHEN)	Director	October 17, 2014
	* (GEORGE GROSSMAN)	Director	October 17, 2014
	* (RICHARD E. KROON)	Director	October 17, 2014
	* (RICHARD J. NORMAN)	Director	October 17, 2014
	* (FRANK K. ROSS)	Director	October 17, 2014
	* (C. EDWARD WARD, JR.)	Director	October 17, 2014

*By:	/s/ TINA M. PAYNE Tina M. Payne ATTORNEY-IN-FACT		October 17, 2014

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase